                            OLD WESTBURY FUNDS, INC.


                    Supplement Dated October 26, 2001 to the
           Prospectus Dated February 28, 2001 (revised April 5, 2001)

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Old Westbury Funds, Inc. (the "Corporation") Prospectus and Statement of Additional Information.

Bessemer Investment Management LLC ("BIM"), the Corporation's investment adviser, has retained its affiliate Bessemer Group (U.K.) Limited ("BGUK"), a wholly owned subsidiary of Bessemer Trust N.A., as sub-adviser to the Old Westbury International Fund (the "Fund"), pursuant to a sub-advisory agreement (the "Agreement") between BIM and BGUK, agreed to and accepted by the Corporation. The Agreement was approved by the Board of Directors of the Corporation subject to BGUK's registration as an investment adviser under the Investment Advisers Act of 1940 which registration has become effective. Pursuant to the Agreement, BGUK will, subject to BIM's determination that proposed investments satisfy the investment objectives and policies of the Fund, make recommendations with respect to all proposed purchases and sales of portfolio securities. No change will occur in the management of the Fund as a result of the provision of sub-advisory services through BGUK.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            OLD WESTBURY FUNDS, INC.


                    Supplement Dated October 26, 2001 to the
          Statement of Additional Information Dated February 28, 2001

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Old Westbury Funds, Inc. (the "Corporation") Prospectus and Statement of Additional Information.

Bessemer Investment Management LLC ("BIM"), the Corporation's investment adviser, has retained its affiliate Bessemer Group (U.K.) Limited ("BGUK"), a wholly owned subsidiary of Bessemer Trust N.A., as sub-adviser to the Old Westbury International Fund (the "Fund"), pursuant to a sub-advisory agreement (the "Agreement") between BIM and BGUK, agreed to and accepted by the Corporation. The Agreement was approved by the Board of Directors of the Corporation subject to BGUK's registration as an investment adviser under the Investment Advisers Act of 1940, which registration has become effective. Pursuant to the Agreement, BGUK will, subject to BIM's determination that proposed investments satisfy the investment objectives and policies of the Fund, make recommendations with respect to all proposed purchases and sales of portfolio securities. No change will occur in the management of the Fund as a result of the provision of sub-advisory services through BGUK. Under the Agreement BIM will pay BGUK a fee as follows: 0.55% on the first U.S. $500,000,000; 0.45% on U.S. $500,000,001 to U.S. $1,000,000,000; 0.35% on the
balance.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE